June 30, 2002

Semi Annual Report

Investment Quality Bond Fund

Diversified Stock Fund

Small Company Opportunity Fund

The Victory Variable
Insurance Funds
LOGO (R)

                              Table of Contents

Financial Statements

Schedules of Investments                                            2

Statements of Assets and Liabilities                                7

Statements of Operations                                            8

Statements of Changes in Net Assets                                 9

Financial Highlights                                               10

Notes to Financial Statements                                      13


The Victory Variable Insurance Funds

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

NOT FDIC INSURED
Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Investment Quality Bond Fund                                      June 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                             Principal     Market
Security Description                          Amount       Value

Asset Backed Securities (0.9%)

MBNA Master Credit Card Trust,
  Series 1997-I, Class A,
  6.55%, 1/15/07                                20      $   21

Total Asset Backed Securities (Cost $20)                    21

Commercial Paper (2.7%)

General Electric Capital Corp.,
  1.98%,7/1/02                                  60          60

Total Commercial Paper (Cost $60)                           60

U.S. Government Agencies (53.6%)

Federal Farm Credit Bank (9.1%):
3.13%, 10/1/03                                 100         101
3.88%, 2/1/05                                  100         101

                                                           202

Federal Home Loan Bank (16.2%):
4.50%, 7/7/03                                  350         358

Federal Home Loan Mortgage
  Corp. (7.3%):
5.00%, 1/15/04                                  25          26
7.00%, 3/15/10                                  30          34
5.75%, 1/15/12                                 100         102

                                                           162

Federal National Mortgage
  Association (11.4%):
7.00%, 7/15/05                                  20          22
5.50%, 2/15/06                                 100         104
7.25%, 1/15/10                                  19          22
6.00%, 5/15/11                                 100         105

                                                           253

Tennessee Valley Authority (9.6%):
6.38%, 6/15/05                                 105         112
5.63%, 1/18/11                                 100         102

                                                           214

Total U.S. Government Agencies (Cost $1,182)             1,189


                                             Principal     Market
Security Description                          Amount       Value

U.S. Government Mortgage Backed (5.8%)

Federal Home Loan Mortgage
  Corp. (1.9%):
6.50%, 9/1/28                                   11          11
6.50%, 2/1/29                                   16          17
7.00%, 7/1/29                                   15          15

                                                            43

Federal National Mortgage
  Association (3.9%):
10.50%, 1/1/09                                  10          11
7.00%, 12/1/29                                  73          75

                                                            86

Total U.S. Government Mortgage Backed (Cost $124)          129

U.S. Treasury Obligations (35.7%)

U.S. Treasury Bonds (13.1%):
7.50%, 11/15/16                                 27      $   32
8.75%, 8/15/20                                  36          49
8.00%, 11/15/21                                 20          26
7.13%, 2/15/23                                  30          35
6.25%, 5/15/30                                  92         100
5.38%, 2/15/31                                  50          49

                                                           291

U.S. Treasury Notes (22.6%):
6.38%, 8/15/02                                  40          40
5.88%, 11/15/04                                154         165
5.75%, 11/15/05                                 25          27
7.00%, 7/15/06                                  60          67
3.50%, 11/15/06                                 12          12
6.00%, 8/15/09                                  37          40
5.00%, 2/15/11                                  28          28
5.00%, 8/15/11                                  25          25
4.88%, 2/15/12                                 100         100

                                                           504

Total U.S. Treasury Obligations (Cost $760)                795

Total Investments (Cost $2,146) (a)-- 98.7%              2,194

Other assets in excess of liabilities-- 1.3%                30

TOTALNET ASSETS-- 100.0%                                $2,224


(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                               $56
     Unrealized depreciation                                (8)

     Net unrealized appreciation                           $48

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Diversified Stock Fund                                            June 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                           Shares or
                                          Principal     Market
Security Description                        Amount       Value

Commercial Paper (3.7%)

General Electric Capital Corp.,
  1.98%, 7/1/02                                  733      $  733

Total Commercial Paper (Cost $733)                         733

Common Stocks (95.8%)

Aerospace/Defense (3.1%):
Boeing Co.                                   9,000         405
Honeywell International, Inc.                5,600         197

                                                           602

Aluminum (2.8%):
Alcoa, Inc.                                 16,612         551

Apparel (1.2%):
Jones Apparel Group, Inc. (b)                6,100         229

Automotive Parts (1.2%):
Eaton Corp.                                  3,100         226

Banks (8.6%):
Bank One Corp.                               8,900         342
Mellon Financial Corp.                      10,000         314
PNC Financial Services Group, Inc.           7,800         408
Wachovia Corp.                              16,000         610

                                                         1,674

Biotechnology (3.1%):
Amgen, Inc. (b)                              7,000         293
Chiron Corp. (b)                             4,600         163
Genentech, Inc. (b)                          4,500         151

                                                           607

Brokerage Services (0.8%):
Morgan Stanley Dean Witter & Co.             3,500         151

Computers & Peripherals (3.8%):
International Business Machines Corp.        5,500         395
Sun Microsystems, Inc. (b)                  33,500         168
Unisys Corp. (b)                            19,500         176

                                                           739

Cosmetics & Toiletries (4.8%):
Avon Products, Inc.                          3,500         183
Gillette Co.                                 7,000         237
Kimberly-Clark Corp.                         8,300         515

                                                           935

Electrical Equipment (0.7%):
Emerson Electric Co.                         2,700         144

Electronic & Electrical-- General (1.9%):
General Electric Co.                        12,800         372

Electronics (0.8%):
Thermo Electron Corp. (b)                    8,900         147

Entertainment (2.1%):
Walt Disney Co.                             22,000         416

Financial Services (1.7%):
Franklin Resources, Inc.                     8,000         341


                                                         Market
Security Description                         Shares       Value

Forest Products --
  Lumber & Paper (2.3%):
International Paper Co.                     10,500      $  458

Health Care (2.0%):
Medtronic, Inc.                              9,000         386

Heavy Machinery (6.3%):
Caterpillar, Inc.                           12,500         612
Deere & Co.                                  5,500         263
Ingersoll-Rand Co.                           7,725         353

                                                         1,228

Insurance -- Multi-Line (4.5%):
Allstate Corp.                               8,000         296
American International Group, Inc.           4,324         295
Principal Financial Group, Inc. (b)          9,200         285

                                                           876

Insurance -- Property, Casualty,
  Health (2.1%):
St. Paul Cos., Inc.                         10,600         413

Manufacturing-- Miscellaneous (2.7%):
3M Co.                                       2,000         246
Textron, Inc.                                6,000         281

                                                           527

Media (2.9%):
AOL Time Warner, Inc. (b)                   14,800         218
Viacom, Inc., Class B (b)                    8,000         355

                                                           573

Medical Supplies (0.8%):
Biomet, Inc.                                 5,550         151

Office Equipment & Supplies
  (Non-Computer Related) (1.6%):
Staples, Inc. (b)                           15,500         305

Oil & Gas Exploration, Production
  & Services (3.6%):
Anadarko Petroleum Corp.                     2,600         128
Kerr-McGee Corp.                             4,800         257
Transocean Sedco Forex, Inc.                10,500         327

                                                           712

Oil Marketing & Refining (1.2%):
Valero Energy Corp.                          6,000         225

Oilfield Services & Equipment (2.1%):
Schlumberger Ltd.                            9,000         419

Pharmaceuticals (9.7%):
Abbott Laboratories                          6,825         257
Bristol-Myers Squibb Co.                    14,600         375
Merck & Co., Inc.                           10,700         542
Pharmacia Corp.                             16,000         598
Wyeth                                        2,500         128

                                                         1,900

Pipelines (0.7%):
El Paso Corp.                                7,000         144

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Diversified Stock Fund                                            June 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                         Shares       Value

Railroads (2.6%):
Norfolk Southern Corp.                      22,000     $   514

Retail (1.1%):
Target Corp.                                 5,500         210

Retail -- Specialty Stores (1.7%):
Tiffany & Co.                                9,500         334

Semiconductors (1.1%):
LSI Logic Corp. (b)                         23,500         206

Software & Computer Services (4.5%):
BMC Software, Inc. (b)                       9,000         149
Microsoft Corp. (b)                          9,900         542
Oracle Corp. (b)                            19,000         180

                                                           871

Telecommunications --
  Equipment (1.5%):
Motorola, Inc.                              20,000         288

Toys (1.4%):
Mattel, Inc.                                13,300         280


                                                         Market
Security Description                         Shares       Value

Utilities -- Electric (2.1%):
Duke Energy Corp.                           13,400     $   417

Utilities -- Telecommunications (0.7%):
SBC Communications, Inc.                     4,700         143

Total Common Stocks (Cost $20,178)                      18,714

Total Investments (Cost $20,911) (a)-- 99.5%            19,447

Other assets in excess of liabilities-- 0.5%               101

NET ASSETS-- 100.0%                                    $19,548


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 1,154
     Unrealized depreciation                            (2,618)

     Net unrealized appreciation                       $(1,464)

(b)  Non-income producing security.

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Small Company Opportunity Fund                                    June 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                           Shares or
                                           Principal     Market
Security Description                         Amount       Value

Commercial Paper (5.5%)

General Electric Capital Corp.,
  1.98%, 7/1/02                                171      $  171

Total Commercial Paper (Cost $171)                         171

Common Stocks (95.4%)

Aerospace/Defense Equipment (2.3%):
Curtiss-Wright Corp.                           425          34
Triumph Group, Inc. (b)                        850          38

                                                            72

Apparel (1.5%):
Phillips-Van Heusen Corp.                    3,100          48

Apparel/Footwear (1.3%):
Timberland Co. (b)                           1,125          40

Automotive (1.7%):
Dura Automotive Systems, Inc. (b)            1,100          23
Group 1 Automotive, Inc. (b)                   800          30

                                                            53

Automotive Parts (1.0%):
BorgWarner, Inc.                               525          30

Banks (10.9%):
1ST Source Corp.                               650          16
Chemical Financial Corp.                       600          23
Chittenden Corp.                             1,531          44
Irwin Financial Corp.                        2,575          53
Mercantile Bankshares Corp.                    825          34
National Penn Bancshares, Inc.                 600          16
R&G Financial Corp.                          2,100          50
Sandy Spring Bancorp, Inc.                     912          29
Sterling Bancshares, Inc.                    2,600          38
Texas Regional Bancshares, Inc.                750          37

                                                           340

Building Materials (4.3%):
ABM Industries, Inc.                         2,800          48
Dycom Industries, Inc. (b)                   1,200          14
Genlyte Group, Inc. (b)                        950          39
Universal Forest Products, Inc.              1,400          33

                                                           134

Chemicals (2.8%):
Quaker Chemical Corp.                        1,700          42
Spartech Corp.                               1,700          46

                                                            88

Commercial Services (0.6%):
SOURCECORP, Inc. (b)                           750          20

Construction (1.6%):
EMCOR Group, Inc. (b)                          850          50

Consulting Services (1.1%):
Maximus, Inc. (b)                            1,050          33

Consumer Products (1.3%):
American Greetings Corp., Class A            2,500          42


                                                         Market
Security Description                         Shares       Value

Distribution/Wholesale (3.3%):
Advanced Marketing Services, Inc.            1,262      $   23
Handleman Co. (b)                            2,800          41
United Stationers, Inc. (b)                  1,250          38

                                                           102

Electronic & Electrical -- General (1.5%):
Watsco, Inc.                                 2,550          47

Electronics (2.8%):
BEI Technologies, Inc.                         700           8
C&D Technologies, Inc.                       1,500          27
Franklin Electric Co., Inc.                    600          28
Technitrol, Inc.                             1,100          26

                                                            89

Food Distributors, Supermarkets
  & Wholesalers (0.5%):
Ruddick Corp.                                1,000          17

Food Processing & Packaging (1.6%):
Interstate Bakeries Corp.                    1,000          29
J & J Snack Foods Corp. (b)                    450          20

                                                            49

Forest Products --
  Lumber & Paper (0.8%):
Chesapeake Corp.                             1,000          26

Health Care (2.8%):
Coventry Health Care, Inc. (b)               1,150          32
Sunrise Assisted Living, Inc. (b)              925          25
Universal Health Services, Inc. (b)            650          32

                                                            89

Home Building (1.2%):
Meritage Corp. (b)                             800          37

Insurance (6.6%):
Alfa Corp.                                   3,300          39
Delphi Financial Group, Inc.                 1,050          46
Philadelphia Consolidated Holding
  Corp. (b)                                  1,075          48
State Auto Financial Corp.                   1,650          27
Triad Guaranty, Inc. (b)                     1,050          46

                                                           206

Machine -- Diversified (3.3%):
Briggs & Stratton Corp.                        800          31
Stewart & Stevenson Services, Inc.           1,950          35
Thomas Industries, Inc.                      1,300          37

                                                           103

Manufacturing -- Diversified (1.4%):
Ameron International Corp.                     600          43

Medical Equipment & Supplies (1.3%):
Bio-Rad Laboratories, Inc., Class A (b)        400          18
PolyMedica Corp. (b)                           900          23

                                                            41

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Small Company Opportunity Fund                                    June 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                         Shares       Value

Metals -- Fabrication (1.3%):
Mueller Industries, Inc. (b)                 1,275      $   40

Networking Products (1.1%):
Anixter International, Inc. (b)              1,500          35

Office Equipment & Supplies (3.0%):
Global Imaging Systems, Inc. (b)             1,600          30
IKON Office Solutions, Inc.                  2,700          25
New England Business Service, Inc.           1,550          40

                                                            95

Oil & Gas Exploration,
  Production & Services (1.2%):
Patina Oil & Gas Corp.                       1,344          37

Oil Marketing & Refining (1.1%):
Frontier Oil Corp.                           2,000          35

Oilfield Services & Equipment (0.5%):
Lufkin Industries, Inc.                        600          17

Pharmaceuticals (1.5%):
Medicis Pharmaceutical Corp.,
  Class A (b)                                  650          28
Theragenics Corp. (b)                        2,350          20

                                                            48

Real Estate Investment Trusts (5.6%):
Amli Residential Properties Trust            1,675          44
Bedford Property Investors, Inc.             1,525          41
Cousins Properties, Inc.                     1,325          33
Highwoods Properties, Inc.                   1,050          27
Parkway Properties, Inc.                       800          29

                                                           174

Restaurants (1.6%):
Papa John's International, Inc. (b)          1,500          50

Savings & Loans (8.0%):
Downey Financial Corp.                         625          30
FirstFed Financial Corp. (b)                 1,025          30
Flagstar Bancorp, Inc.                       1,875          43
ITLA Capital Corp. (b)                       1,800          53
PFF Bancorp, Inc.                            1,350          52
Roslyn Bancorp, Inc.                         1,862          41

                                                           249

Shipping (1.1%):
Alexander & Baldwin, Inc.                    1,375          35


                                                         Market
Security Description                         Shares       Value

Software & Computer Services (3.0%):
Ansys, Inc. (b)                              1,100      $   22
Inter-Tel, Inc.                              1,600          27
MCSi, Inc. (b)                               1,325          15
SERENA Software, Inc. (b)                      625           9
Syntel, Inc. (b)                             1,650          20

                                                            93

Steel Producers (1.1%):
Reliance Steel & Aluminum Co.                1,150          35

Telecommunications (0.6%):
Black Box Corp. (b)                            500          20

Telecommunications --
  Equipment (0.7%):
Tollgrade Communications, Inc. (b)           1,400          21

Toys (1.1%):
JAKKS Pacific, Inc. (b)                      1,850          33

Trucking & Leasing (1.6%):
Landstar System, Inc. (b)                      475          51

Utilities-- Electric (1.3%):
PNM Resources, Inc.                          1,700          41

Utilities -- Natural Gas (2.5%):
Cascade Natural Gas Corp.                    2,000          42
Energen Corp.                                1,350          37

                                                            79

Total Common Stocks (Cost $2,634)                        2,987

Total Investments (Cost $2,805) (a)-- 100.9%             3,158

Liabilities in excess of other assets-- (0.9)%            (28)

NET ASSETS-- 100.0%                                     $3,130


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 481
     Unrealized depreciation                              (128)

     Net unrealized appreciation                         $ 353

(b)  Non-income producing security.

                      See notes to financial statements.



                                           Statements of Assets and Liabilities
The Victory Variable Insurance Funds                              June 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                             Investment          Diversified        Small Company
                                                                               Quality              Stock            Opportunity
                                                                              Bond Fund             Fund                Fund

ASSETS:
Investments, at value (Cost $2,146; $20,911 & $2,805)                          $2,194             $19,447              $3,158
Interest and dividends receivable                                                  34                  26                   1
Receivable from brokers for investments sold                                       --                 269                  21
Receivable from affiliates                                                          5                   1                   5

         Total Assets                                                           2,233              19,743               3,185

LIABILITIES:
Payable to brokers for investments purchased                                       --                 120                  42
Accrued expenses and other payables:
     Investment advisor fees                                                       --                   4                  --
     Custodian fees                                                                 1                   4                   1
     Transfer agent fees                                                            4                   3                   3
     Contract owner servicing fees                                                  2                  21                   3
     Other                                                                          2                  43                   6

         Total Liabilities                                                          9                 195                  55

Net Assets:
Capital                                                                         2,116              22,739               2,728
Undistributed net investment income                                                 2                   1                  --
Net unrealized appreciation (depreciation) from investments                        48              (1,464)                353
Accumulated undistributed net realized gains
  (losses) from investment transactions                                            58              (1,728)                 49

         Net Assets                                                            $2,224             $19,548              $3,130

Outstanding units of beneficial interest (shares)                                 213               2,303                 262

Net asset value
     Offering and redemption price per share                                   $10.46             $  8.49              $11.94


                      See notes to financial statements.


                                                       Statements of Operations

The Victory Variable Insurance Funds     For the Six Months Ended June 30, 2002
(Amounts in Thousands)                                              (Unaudited)


                                                                             Investment          Diversified        Small Company
                                                                               Quality              Stock            Opportunity
                                                                              Bond Fund             Fund                Fund

Investment Income:
Interest income                                                                 $ 54             $     9                $  1
Dividend income                                                                   --                 131                  18

     Total Income                                                                 54                 140                  19

Expenses:
Investment advisory fees                                                           2                  31                   4
Administration fees                                                                1                   5                   1
Contract owner servicing fees                                                      2                  21                   3
Accounting fees                                                                   18                  19                  19
Custodian fees                                                                     3                   8                   5
Legal and audit fees                                                               6                  56                   7
Trustees' fees and expenses                                                        2                  13                   2
Transfer agent fees                                                               --                   1                  --
Printing and other fees                                                           --                   6                   1

     Total Expenses                                                               34                 160                  42

Expenses voluntarily reduced                                                      (2)                (24)                 (4)
     Expenses before reimbursement from distributor                               32                 136                  38
     Expenses reimbursed                                                         (19)                (35)                (23)

     Net Expenses                                                                 13                 101                  15

Net investment income                                                             41                  39                   4

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                          37              (1,133)                139
Net change in unrealized appreciation (depreciation)
  on investment transactions                                                      (9)             (1,911)                 57

Net realized/unrealized gains (losses) on investments                             28              (3,044)                196

Change in net assets resulting from operations                                  $ 69             $(3,005)               $200


                      See notes to financial statements.



The Victory Variable Insurance Funds        Statements of Changes in Net Assets

(Amounts in Thousands)


                                                        Investment                   Diversified                 Small Company
                                                          Quality                       Stock                     Opportunity
                                                         Bond Fund                      Fund                         Fund

                                                   Six                         Six                          Six
                                                 Months         Year         Months          Year         Months        Year
                                                  Ended         Ended         Ended          Ended         Ended        Ended
                                                June 30,    December 31,    June 30,     December 31,    June 30,   December 31,
                                                  2002          2001          2002           2001          2002         2001
                                               (Unaudited)                 (Unaudited)                  (Unaudited)

Operations:
     Net investment income                      $   41         $  107       $    39        $    73        $    4       $    6
     Net realized gains (losses)
       from investment transactions                 37             49        (1,133)          (566)          139           18
     Net change in unrealized appreciation
       (depreciation) from investments              (9)           (10)       (1,911)           469            57         (176)

Change in net assets resulting from operations      69            146        (3,005)           (24)          200         (152)

Distributions to Shareholders:
     From net investment income                    (42)          (108)          (38)           (75)           (4)          (7)
     From net realized gains from
       investment transacions                       --            (14)           --            (48)           --          --

Change in net assets from distributions
  to shareholders                                  (42)          (122)          (38)          (123)           (4)          (7)

Capital Transactions:
     Proceeds from shares issued                    --             89         3,187          7,884           307          727
     Dividends reinvested                           42            122            38            123             4            7
     Cost of shares redeemed                      (172)          (177)       (1,065)          (295)         (102)        (186)

Change in net assets from capital transactions    (130)            34         2,160          7,712           209          548

Change in net assets                              (103)            58          (883)         7,565           405          389
Net Assets:
     Beginning of period                         2,327          2,269        20,431         12,866         2,725        2,336

     End of period                              $2,224         $2,327       $19,548        $20,431        $3,130       $2,725

Share Transactions:
     Issued                                         --              9           334            794            26           65
     Reinvested                                      4             11             4             13            --            1
     Redeemed                                      (16)           (17)         (114)           (32)           (9)         (17)

Change in Shares                                   (12)             3           224            775            17           49


                      See notes to financial statements.



The Victory Variable Insurance Funds                       Financial Highlights

(For a Share Outstanding Throughout Each Period)


                                                                                  Investment Quality Bond Fund

                                                                     Six                                                 Six
                                                                   Months            Year               Year           Months
                                                                    Ended            Ended              Ended           Ended
                                                                  June 30,       December 31,       December 31,    December 31,
                                                                    2002             2001               2000          1999<F2>

                                                                (Unaudited)

Net Asset Value, Beginning of Period                               $10.34            $10.24             $ 9.80         $10.00

Investment Activities:
     Net investment income                                           0.19              0.49               0.59           0.24
     Net realized and unrealized gains (losses) on investments       0.13              0.16               0.46          (0.22)

         Total from Investment Activities                            0.32              0.65               1.05           0.02

Distributions:
     Net investment income                                          (0.20)            (0.49)             (0.61)         (0.22)
     Net realized gains                                                --             (0.06)                --             --

         Total Distributions                                        (0.20)            (0.55)             (0.61)         (0.22)

Net Asset Value, End of Period                                     $10.46            $10.34             $10.24         $ 9.80

Total Return                                                         3.11%<F3>         6.49%             11.02%          0.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                  $2,224            $2,327             $2,269         $1,729
Ratio of expenses to average net assets                              1.14%<F4>         1.00%              0.64%          0.60%<F4>
Ratio of net investment income to average net assets                 3.63%<F4>         4.65%              6.09%          5.41%<F4>
Ratio of expenses to average net assets<F1>                          3.00%<F4>         3.27%              5.38%          8.90%<F4>
Ratio of net investment income to average net assets<F1>             1.77%<F4>         2.38%              1.35%         (2.89)%<F4>
Portfolio turnover                                                     36%               72%               288%           191%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.



The Victory Variable Insurance Funds                       Financial Highlights

(For a Share Outstanding Throughout Each Period)


                                                                                     Diversified Stock Fund

                                                                    Six                                                  Six
                                                                  Months             Year               Year           Months
                                                                   Ended             Ended              Ended           Ended
                                                                 June 30,        December 31,       December 31,    December 31,
                                                                   2002              2001               2000          1999<F2>

                                                               (Unaudited)

Net Asset Value, Beginning of Period                              $  9.83           $  9.87            $ 10.07         $10.00

Investment Activities:
     Net investment income                                           0.02              0.04               0.09           0.05
     Net realized and unrealized gains (losses) on investments      (1.34)            (0.01)             (0.20)          0.07

         Total from Investment Activities                           (1.32)             0.03              (0.11)          0.12

Distributions:
     Net investment income                                          (0.02)            (0.04)             (0.09)         (0.05)
     Net realized gains                                                --             (0.03)                --             --

         Total Distributions                                        (0.02)            (0.07)             (0.09)         (0.05)

Net Asset Value, End of Period                                    $  8.49           $  9.83            $  9.87         $10.07

Total Return                                                       (13.47)%<F3>        0.32%             (1.14)%         1.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                 $19,548           $20,431            $12,866         $4,001
Ratio of expenses to average net assets <F4>                         0.97%<F5>         1.00%              0.79%          0.78%<F5>
Ratio of net investment income to average net assets <F4>            0.37%<F5>         0.43%              0.98%          1.30%<F5>
Ratio of expenses to average net assets<F1>                          1.52%<F5>         1.64%              2.76%          6.98%<F5>
Ratio of net investment income to average net assets<F1>            (0.18)%<F5>       (0.21)%            (0.99)%        (4.90)%<F5>
Portfolio turnover                                                     40%               62%                50%            10%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> The adviser waived its management fee or reimbursed expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.00% during the period May 1, 2001 through April 30, 2002.

<F5> Annualized.



                      See notes to financial statements.



The Victory Variable Insurance Funds                       Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                                     Small Company Opportunity Fund

                                                                      Six                                                 Six
                                                                    Months            Year               Year           Months
                                                                     Ended            Ended              Ended           Ended
                                                                    June 30,       December 31,       December 31,    December 31,
                                                                     2002             2001               2000          1999<F2>
                                                                  (Unaudited)

Net Asset Value, Beginning of Period                                $11.14           $11.91             $ 9.90         $10.00

Investment Activities:
     Net investment income                                            0.01             0.03               0.06           0.03
     Net realized and unrealized gains (losses) on investments        0.80            (0.77)              2.01          (0.08)

         Total from Investment Activities                             0.81            (0.74)              2.07          (0.05)

Distributions:
     Net investment income                                           (0.01)           (0.03)             (0.06)         (0.03)
     Return of capital                                                  --               --                 --          (0.02)

         Total Distributions                                         (0.01)           (0.03)             (0.06)         (0.05)

Net Asset Value, End of Period                                      $11.94           $11.14             $11.91         $ 9.90

Total Return                                                          7.31%<F3>       (6.21)%            20.97%         (0.43)%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                   $3,130           $2,725             $2,336         $1,369
Ratio of expenses to average net assets <F4>                          1.05%<F5>        0.99%              0.77%          0.75%<F5>
Ratio of net investment income to average net assets <F4>             0.24%<F5>        0.27%              0.59%          0.72%<F5>
Ratio of expenses to average net assets<F1>                           2.91%<F5>        3.50%              5.02%          9.63%<F5>
Ratio of net investment income to average net assets<F1>             (1.62)%<F5>      (2.24)%            (3.66)%        (8.16)%<F5>
Portfolio turnover                                                      30%              47%                34%             9%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4>The adviser waived its management fee or reimbursed expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.00% during the period May 1, 2001 through April 30, 2002.

<F5> Annualized.



                      See notes to financial statements.

                                                  Notes to Financial Statements
The Victory Variable Insurance Funds                              June 30, 2002

                                                                    (Unaudited)

1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of two active funds: the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). The Investment Quality Bond Fund is no longer offering additional shares except that existing contract owners may reinvest dividends and distributions for additional shares of the Fund. Each of these Funds offers a single class of shares:
     Class A Shares.

     The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Lending:

     Each Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. There were no securities on loan at June 30, 2002.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid monthly for the Investment Quality Bond Fund. Dividends from net investment income are declared and paid quarterly for the Diversified Stock Fund and the Small Company Opportunity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require

                                  Continued

The Victory Variable Insurance Funds                              June 30, 2002

                                                                    (Unaudited)

     reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

3. Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2002 were as follows (amounts in thousands):

                                            Purchases       Sales

           Investment Quality Bond Fund      $   758       $  812
           Diversified Stock Fund             10,078        7,996
           Small Company Opportunity Fund      1,079          848

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Key Bank National Association, a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. (the "Administrator" or "BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, the Administrator, and not the Trust, pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

     In addition, BISYS Ohio, serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the six months ended June 30, 2002:

                                                Investment Advisory Fees

                                          Maximum
                                        Percentage
                                        of Average                Voluntary
                                           Daily                      Fee
                                        Net Assets                Reductions

                                                                     (000)
     Investment Quality Bond Fund           0.20%                     $ 2
     Diversified Stock Fund                 0.30%                     $24
     Small Company Opportunity Fund         0.30%                     $ 4


                                  Continued

The Victory Variable Insurance Funds                              June 30, 2002

                                                                    (Unaudited)

5.   Recent Accounting Pronouncements:

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize all premiums and accrete all discounts on fixed income securities. The Investment Quality Bond Fund adopted this provision on January 1, 2001. As a result, the Fund recorded cumulative effect adjustments to conform with accounting principles generally accepted in the United States. The effect of this adjustment was an increase of $379 to net investment income with an offsetting decrease to unrealized appreciation of securities.

                    This page is intentionally left blank.

                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                       Cleveland, OH
                                                      Permit No. 1535

The Victory Variable
Insurance Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

                                                                1AR-VVIF 8/02